Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	$ 930,713
New loans	1,365,022
Scheduled repayments	(354,293)
Early repayments	(105,000)
Acquisitions through business combinations	568,520
Other changes	2,527
Exit from the consolidation scope	(1,137)
Translation differences	(4,317)
Carrying amount of liability at the end of the period	2,402,035
More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	82,746
Carrying amount of liability at the end of the period	645,003
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	552,319
Carrying amount of liability at the end of the period	1,244,639
More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	635,065
Carrying amount of liability at the end of the period	1,889,642
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	295,648
Carrying amount of liability at the end of the period	512,393
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	528,359
New loans	960,666
Scheduled repayments	(101,701)
Early repayments	(105,000)
Acquisitions through business combinations	332,529
Other changes	4,267
Exit from the consolidation scope	0
Translation differences	(1,644)
Carrying amount of liability at the end of the period	1,617,476
Bank loans | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	30,203
Carrying amount of liability at the end of the period	252,468
Bank loans | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	332,032
Carrying amount of liability at the end of the period	959,747
Bank loans | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	362,235
Carrying amount of liability at the end of the period	1,212,215
Bank loans | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	166,124
Carrying amount of liability at the end of the period	405,261
Other Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	201,952
New loans	0
Scheduled repayments	0
Early repayments	0
Acquisitions through business combinations	0
Other changes	332
Exit from the consolidation scope	0
Translation differences	0
Carrying amount of liability at the end of the period	202,284
Other Notes | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Other Notes | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	198,219
Carrying amount of liability at the end of the period	198,551
Other Notes | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	198,219
Carrying amount of liability at the end of the period	198,551
Other Notes | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,733
Carrying amount of liability at the end of the period	3,733
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	36,856
New loans	0
Scheduled repayments	(32,092)
Early repayments	0
Acquisitions through business combinations	1,500
Other changes	0
Exit from the consolidation scope	(1,137)
Translation differences	(25)
Carrying amount of liability at the end of the period	5,102
Lease liabilities | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	206
Carrying amount of liability at the end of the period	282
Lease liabilities | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,157
Carrying amount of liability at the end of the period	1,901
Lease liabilities | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,363
Carrying amount of liability at the end of the period	2,183
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	33,493
Carrying amount of liability at the end of the period	2,919
Other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	163,546
New loans	404,356
Scheduled repayments	(220,500)
Early repayments	0
Acquisitions through business combinations	234,491
Other changes	(2,072)
Exit from the consolidation scope	0
Translation differences	(2,648)
Carrying amount of liability at the end of the period	577,173
Other borrowings | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	52,337
Carrying amount of liability at the end of the period	392,253
Other borrowings | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	18,911
Carrying amount of liability at the end of the period	84,440
Other borrowings | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	71,248
Carrying amount of liability at the end of the period	476,693
Other borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	92,298
Carrying amount of liability at the end of the period	$ 100,480